Advanced Series Trust

655 Broad Street, 17th Floor

Newark, New Jersey 07102

October 8, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: 497 Filing for Advanced Series Trust

Registration numbers 033-24962 and 811-05186

Dear Sir or Madam:

We are filing today via EDGAR an exhibit under Rule 497 containing interactive data format risk/return summary information. The exhibit mirrors the risk/return summary information in a supplement, dated September 15, 2020 (SEC accession number 0001683863-20-013224), to the Advanced Series Trust Prospectus, dated April 27, 2020 for the AST QMA U.S. Equity Alpha Portfolio and the AST QMA International Core Equity Portfolio (collectively, the Portfolios). The purpose of the filing is to submit the 497 filing dated September 15, 2020 in XBRL for the Portfolio.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 367-7659.

Sincerely,

/s/ Melissa Gonzalez
Melissa Gonzalez Assistant Secretary